Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of expenses

Expenses are detailed as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Selling and Marketing expenses	20,448	20,044	26,144
Research and Development expenses	29,616	17,390	7,826
General and Administrative expenses	62,502	58,863	50,568
Total Expenses	112,566	96,297	84,538